Prospectus Supplement dated April 29, 2022
Product Name	Prospectus Form #/Date
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life Insurance 5 – Estate Series	S-6543 CF (4/19) /April 29, 2019
The following information describes a change to the investment options offered under the variable life insurance policies listed above (the “Policies”). Please retain this supplement with your latest printed prospectus for future reference. Except as modified in this supplement, all other terms and information in the prospectus remain in effect and unchanged.
Effective on or about May 2, 2022, the following additional underlying funds will be available under your Policy:
•	Calvert VP EAFE International Index Portfolio - Class F
•	Calvert VP Nasdaq 100 Index Portfolio - Class F
•	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F
•	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)
•	Invesco V.I. Technology Fund, Series II Shares
•	Putnam VT Global Health Care Fund - Class IB Shares
In combination with the changes describe above, the following revisions are made in your prospectus. All changes described below are effective on or about May 2, 2022.
The Section in your prospectus titled “The Variable Account and the Funds” is hereby amended to include the description for the new underlying funds as follows:
Investing In	Investment Objective and Policies	Investment Adviser
Calvert VP EAFE International Index Portfolio - Class F	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Calvert VP Nasdaq 100 Index Portfolio - Class F	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Invesco V.I. Technology Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Putnam VT Global Health Care Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9087_12_0001_(04/22)
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